Commitments And Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 BRL	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Operating Lease Expense [Member] USD ($)	Dec. 31, 2010 Operating Lease Expense [Member] USD ($)	Dec. 31, 2009 Operating Lease Expense [Member] USD ($)
Long Term Commitments [Abstract]
Interest Expense, Debt, Future Minimum Payments Due Current	$ 43.8	[1]
Interest Expense, Debt, Future Minimum Payments Due Within Two Years	43.4	[1]
Interest Expense, Debt, Future Minimum Payments Due Within Three Years	40.5	[1]
Interest Expense, Debt, Future Minimum Payments Due Within Four Years	40.0	[1]
Interest Expense, Debt, Future Minimum Payments Due Within Five Years	32.4	[1]
Interest Expense, Debt, Future Minimum Payments Due Thereafter	83.7	[1]
Interest Expense, Long-term Debt	283.8	[1]
Capital Leases, Future Minimum Payments Due, Current	2.0
Capital Leases, Future Minimum Payments Due in Two Years	1.6
Capital Leases, Future Minimum Payments Due in Three Years	0.6
Capital Leases, Future Minimum Payments Due in Four Years	0.4
Capital Leases, Future Minimum Payments Due in Five Years	0.2
Capital Leases, Future Minimum Payments Due Thereafter	0.1
Capital Leases, Future Minimum Payments Due	4.9
Operating Leases, Future Minimum Payments Due, Current	48.0
Operating Leases, Future Minimum Payments, Due in Two Years	34.9
Operating Leases, Future Minimum Payments, Due in Three Years	20.5
Operating Leases, Future Minimum Payments, Due in Four Years	15.0
Operating Leases, Future Minimum Payments, Due in Five Years	13.1
Operating Leases, Future Minimum Payments, Due Thereafter	51.0
Operating Leases, Future Minimum Payments Due	182.5
Unrecorded Unconditional Purchase Obligation, Due within One Year	67.9	[2]
Unrecorded Unconditional Purchase Obligation, Due within Two Years	3.5	[2]
Unrecorded Unconditional Purchase Obligation, Due within Three Years	2.3	[2]
Unrecorded Unconditional Purchase Obligation, Due within Four Years	1.2	[2]
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0.9	[2]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0	[2]
Unrecorded Unconditional Purchase Obligation	75.8	[2]
Other Obligations Future Minimum Payments Due Current	64.6	[3]
Other Obligations Future Minimum Payments Due Within Two Years	31.9	[3]
Other Obligations Future Minimum Payments Due Within Three Years	28.2	[3]
Other Obligations Future Minimum Payments Due Within Four Years	34.6	[3]
Other Obligations Future Minimum Payments Due Within Five Years	32.9	[3]
Other Obligations Future Minimum Payments Due Thereafter	84.9	[3]
Other Obligations Future Minimum Payments	277.1	[3]
Contractual Cash Obligations, Future Minimum Payments Due Current	226.3
Contractual Cash Obligations Future Minimum Payments Due Within Two Years	115.3
Contractual Cash Obligations Future Minimum Payments Due Within Three Years	92.1
Contractual Cash Obligations Future Minimum Payments Due Within Four Years	91.2
Contractual Cash Obligations Future Minimum Payments Due Within Five Years	79.5
Contractual Cash Obligations Future Minimum Payments Due Thereafter	219.7
Contractual Cash Obligations Future Minimum Payments	824.1
Guarantees Future Expiration
Guarantees, Future Commitment Expiration, Expires Year One	128.7
Guarantees, Future Commitment Expiration, Expires Year Two	2.8
Guarantees, Future Commitment Expiration, Expires Year Three	1.9
Guarantees, Future Commitment Expiration, Expires Year Four	1.0
Guarantees, Future Commitment Expiration, Expires Year Five	0.2
Guarantees, Future Commitment Expiration, Expires Thereafter	0
Guarantees, Future Commitment Expiration	134.6
Guarantees [Abstract]
Company's purchase obligations under this arrangement	6.0
Guaranteed indebtedness owed to third parties	134.6
Notional Amount of Foreign Currency Derivatives	1,232.7			1,113.4
Other Cost and Expense, Operating					57.2	50.2	48.5
Loss Contingency [Abstract]
Outstanding balance of Brazilian VAT receivable	37.4			22.3
Tax disallowance not including interest and penalties	$ 48.6		90.6

[1]	Estimated interest payments are calculated assuming current interest rates over minimum maturity periods specified in debt agreements. Debt may be repaid sooner or later than such minimum maturity periods (unaudited).
[2]	Unconditional purchase obligations exclude routine purchase orders entered into in the normal course of business.
[3]	Other short-term and long-term obligations include estimates of future minimum contribution requirements under the Company’s U.S. and non-U.S. defined benefit pension and postretirement plans. These estimates are based on current legislation in the countries the Company operates within and are subject to change. Other short-term and long-term obligations also include income tax liabilities related to uncertain income tax positions connected with ongoing income tax audits in various jurisdictions (unaudited).